ProShares Russell 2000 Dynamic Buffer ETF Investment Risks - ProShares Russell 2000 Dynamic Buffer ETF	May 31, 2025
Prospectus [Line Items]
Risk [Text Block]	Principal Risks
Buffer Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Dynamic Buffer Strategy Risk – There can be no guarantee that the Fund will provide protection against downside losses or provide upside participation in the Russell 2000 Index on a daily basis or over longer periods of time.The daily cap and daily buffer for each business day are determined based on a measure of expected volatility for the prior business day. The following table illustrates the impact of expected volatility on the level of the daily cap and the size of the daily buffer. The table uses hypothetical expected volatility levels to illustrate the impact of expected volatility on the daily cap and daily buffer. The table does not represent actual Index or Fund performance. The table does not reflect the impact of costs, such as options premiums and transaction costs, and the impact of other factors associated with implementing the strategy (discussed below) that may substantially lower the amount of both the buffer and the cap.Hypothetical Daily Buffer & Cap LevelsExpected Volatility LevelDaily BufferDaily Cap51.00%0.28%101.00%0.56%151.00%0.83%201.33%1.11%251.67%1.39%302.00%1.67%352.33%1.94%402.67%2.22%453.00%2.50%503.33%2.78%553.67%3.06%604.00%3.33%654.33%3.61%704.67%3.89%755.00%4.17%805.00%4.44%The historical average daily expected volatility level and Russell 2000 Index returns for the five-year period ended April 30, 2025 are provided below. Historical expected volatility levels and Russell 2000 Index returns do not predict future expected volatility levels and Russell 2000 Index returns.Summary Statistics – Daily, 5/1/2020 – 4/30/2025Cboe Russell 2000 Volatility IndexAverage Level27.16Russell 2000 IndexAverage Return0.04%Average Gain1.17%Average Loss-1.16%Largest Gain8.66%Largest Loss-7.58%An investor’s ability to realize the daily buffer and performance up to the daily cap will be negatively impacted by the costs associated with the implementation of the Dynamic Buffer Strategy, which include options premiums, transaction costs and other expenses, as well as the Fund’s ongoing operating expenses. These costs and expenses have the effect of reducing, or under certain conditions, eliminating the Fund’s ability to participate in market upswings or provide a buffer against market downturns.An investor’s ability to realize the daily buffer and performance up to the daily cap may be positively or negatively impacted by market events occurring during the prior business day after the strike price of the options contracts reflected in the Index has been set. The Index is designed to determine the daily buffer and daily cap for each business day based on the level of the Russell 2000 Index and a measure of expected volatility the prior business day at 2:40 p.m. Eastern Time, prior to the close of equity markets at 4:00 p.m. Eastern Time. As a result, market movements between 2:40 p.m. and 4:00 p.m. that day could have a significant impact (positive or negative) on the level of downside protection or upside participation provided by the Fund on the next business day. For example, the buffer and cap for the Fund on a given day (e.g., Tuesday) are set prior to the equity market close on the preceding business day (e.g., Monday). This means that the level of downward protection (buffer) or upward participation (cap) available to an investor on Tuesday is impacted by market movements occurring after 2:40 but before the close of the market the prior day (e.g., Monday). Significant market moves towards the end of a trading day can significantly reduce the amount of downside protection (buffer) and the level of upside market participation (cap) available to investors and, under certain conditions, can eliminate an investor’s ability to participate in market upswings or benefit from a buffer against market downturns.Investors who buy or sell shares intraday should not expect the daily buffer and the daily cap to apply based on the value of the Russell 2000 Index and the level of volatility at the time they buy or sell their shares.○Downside Buffer Risk – The Dynamic Buffer Strategy is designed to protect against the first 1% to as much as 5% of any loss each day, before costs and other factors associated with executing the strategy. There can be no guarantee that the Dynamic Buffer Strategy will be successful in protecting against any level of downside losses. The Fund does not provide principal protection. You may lose money.○Upside Participation Risk – The Dynamic Buffer Strategy seeks to provide upside participation in the Russell 2000 Index up to a daily cap, before costs and other factors associated with executing the strategy. There can be no guarantee that the Dynamic Buffer Strategy will provide upside participation even in rising markets.As a result of the Dynamic Buffer Strategy, the Fund may underperform the Russell 2000 Index. For example, the Fund may underperform the Russell 2000 Index in periods of flat or above average Russell 2000 Index returns as the daily cap limits the Fund’s upside participation. Above average expected volatility may increase the extent of the underperformance. In addition, a Dynamic Buffer Strategy utilizing options with one day to expiration may underperform traditional buffer strategies based on weekly or monthly options.
Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Derivatives Risk — Investing in derivatives to obtain exposure may be considered aggressive and may expose the Fund to greater risks including counterparty risk and correlation risk. The Fund may lose money if its derivatives do not perform as expected and may even lose money if they do perform as expected. Any costs associated with using derivatives will reduce the Fund’s return.
Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Counterparty Risk — The Fund may lose money if a counterparty does not meet its contractual obligations. With respect to swap agreements, the terms of the agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund, including intraday (for example, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets). If an agreement is terminated, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve its investment objective. To the extent a large proportion of the derivative and/or repurchase agreements are with a small number of counterparties or otherwise highly concentrated, these risks may be increased.
Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index. Fees, expenses, transaction costs, among other factors, will adversely impact the Fund’s ability to meet its investment objective. In addition, the Fund’s exposure may not be consistent with the Index. For example, the Fund may not have exposure to all of the securities in the Index, its weighting of securities may be different from that of the Index, and it may invest in instruments not included in the Index.
Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Equity and Market Risk — Equity markets are volatile, and the value of equity securities and other instruments correlated with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market.
Money Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Money Market Instruments Risk — Adverse economic, political or market events affecting issuers of money market instruments, defaults by counterparties or changes in government regulations may have a negative impact on the performance of the Fund.
Concentration-Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Industry Concentration Risk — The Index may have a significant portion of its value in issuers in an industry or group of industries. The Fund will allocate its investments to approximately the same extent as the Index. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries. As of April 30, 2025, the Index had a significant portion of its value in issuers in the financials, health care and industrials industry groups.
Financials Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	○Financials Industry Risk — Companies in this industry may experience: extensive governmental regulation and/or nationalization that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; adverse effects on profitability by loan losses; and severe competition.
Health Care Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	○Health Care Industry Risk — Companies in this industry may experience: heavy dependence on patent protection; litigation and product liability expense; the long and costly process for obtaining new product approval by the Food and Drug Administration; and product obsolescence.
Industrials Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	○Industrials Industry Risk — Companies in this industry may experience: adverse effects on stock prices by supply and demand both for their specific product or service and for industrials industry products in general; declining demand; and changing government regulation.
Index Performance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Index Performance Risk — The Index used by the Fund may underperform other asset classes and may underperform other similar indices. The Index is maintained by a third party provider unaffiliated with the Fund or ProShare Advisors, however the Dynamic Buffer Strategy is a patent-pending process developed by ProShare Advisors. There can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error.
Market Price Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors.
Early Close Late Close Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●New Fund Risk — The Fund recently commenced operations, has a limited operating history, and started operations with a small asset base. There can be no assurance that the Fund will be successful or grow to or maintain a viable size, that an active trading market for the Fund’s shares will develop or be maintained, or that the Fund’s shares’ listing will continue unchanged.
Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Tax Risk – The Fund’s investment strategy may result in the Fund being subject to the federal tax rules applicable to straddles under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). If positions held by the Fund were treated as “straddles” for federal income tax purposes, or the Fund’s risk of loss with respect to a position was otherwise diminished as set forth in Treasury regulations, dividends on stocks that are a part of such positions may not be eligible to be treated as qualified dividend income for non-corporate shareholders or for the dividends received deduction for corporate shareholders. In addition, generally, straddles are subject to certain rules that may affect the amount, character and timing of the Fund’s gains and losses with respect to straddle positions.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	●Non-Diversification Risk — The Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.